UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 106,759,111	$ 140,293,827	$ 199,380,189	$ 256,476,632
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	(72,785)	588,053	338,128
Cost of sales	(61,550,407)	(88,710,537)	(117,346,452)	(160,326,318)
Changes in the net realizable value of agricultural products after harvest	(768,055)	(746,242)	(204,910)	(2,192,558)
Research and development expenses	(4,192,836)	(3,643,077)	(8,604,115)	(8,224,318)
Selling, general and administrative expenses	(33,161,078)	(31,164,937)	(63,325,204)	(65,097,785)
Share of profit or loss of joint ventures and associates	360,155	2,052,296	(226,163)	3,560,967
Other income or expenses, net	549,863	(1,166,603)	25,840	(2,398,238)
Operating profit	7,918,631	16,841,942	10,287,238	22,136,510
Financial cost	(7,431,785)	(3,815,993)	(14,593,633)	(11,477,850)
Other financial results	(80,697)	(3,454,061)	(2,751,918)	(3,336,196)
Profit/ (Loss) before income tax	406,149	9,571,888	(7,058,313)	7,322,464
Income tax	199,092	(8,333,387)	1,465,501	(8,762,427)
Profit/ (Loss) for the period	605,241	1,238,501	(5,592,812)	(1,439,963)
Profit (Loss) for the period attributable to:
Equity holders of the parent	143,535	108,449	(6,225,727)	(4,483,185)
Non-controlling interests	461,706	1,130,052	632,915	3,043,222
Profit/ (Loss) for the period	$ 605,241	$ 1,238,501	$ (5,592,812)	$ (1,439,963)
Profit/ (Loss) per share
Basic loss attributable to ordinary equity holders of the parent	$ 0.0023	$ 0.0017	$ (0.0991)	$ (0.0713)
Diluted loss attributable to ordinary equity holders of the parent	$ 0.0023	$ 0.0017	$ (0.0991)	$ (0.0713)
Profit/ (Loss) for the period	$ 605,241	$ 1,238,501	$ (5,592,812)	$ (1,439,963)
Other comprehensive profit/ (loss)	94,004	485,703	82,961	(444,254)
Items that may be subsequently reclassified to profit/(loss)	94,004	485,703	82,961	(444,254)
Foreign exchange differences on translation of foreign operations from joint ventures		897		897
Foreign exchange differences on translation of foreign operations	94,004	484,806	82,961	(445,151)
Total comprehensive profit/ (loss)	699,245	1,724,204	(5,509,851)	(1,884,217)
Total comprehensive profit/ (loss) attributable to:
Equity holders of the parent	393,768	510,976	(6,021,054)	(4,853,354)
Non-controlling interests	305,477	1,213,228	511,203	2,969,137
Total comprehensive profit/ (loss)	$ 699,245	$ 1,724,204	$ (5,509,851)	$ (1,884,217)